CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Preferred Stock Series A Preferred Stock, $.001 Par Value	Preferred Stock Series B Preferred Stock, $.001 Par Value	Common stock $.001 Par Value	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 2,864,104	$ 7,709,919	$ 41,543	$ 45,738,974	$ (57,608,289)	$ (1,253,749)
Balance (in shares) at Dec. 31, 2014	1,276,750	3,809,378	41,543,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of deferred compensation				259,048		259,048
Net loss for the period					(6,376,468)	(6,376,468)
Preferred stock and warrants issued in private placement		$ 3,979,099		497,310		4,476,409
Preferred stock and warrants issued in private placement (in shares)		1,496,474
Fair value of warrant liability whose anti-dilution provisions expired during the period				5,760		5,760
Warrants issued to client as compensation				51,200		51,200
Warrants amended to extend the expiration date issued to an executive as compensation				190,492		190,492
Balance at Dec. 31, 2015	$ 2,864,104	$ 11,689,018	$ 41,543	46,742,784	(63,984,757)	(2,647,308)
Balance (in shares) at Dec. 31, 2015	1,276,750	5,305,852	41,543,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of deferred compensation				74,762		74,762
Net loss for the period					(2,667,937)	(2,667,937)
Preferred stock and warrants issued in rights offering		$ 1		4,079		4,080
Preferred stock and warrants issued in rights offering (in shares)		1,360
Warrants issued to client as compensation				1,299,963		1,299,963
Warrants amended to extend the expiration date issued to an executive as compensation				147,380		147,380
Balance at Dec. 31, 2016	$ 2,864,104	$ 11,689,019	$ 41,543	$ 48,268,968	$ (66,652,694)	(3,789,060)
Balance (in shares) at Dec. 31, 2016	1,276,750	5,307,212	41,543,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period						(646,302)
Balance at Mar. 31, 2017						$ (4,350,272)